Property and Equipment, Net	12 Months Ended
Dec. 31, 2011
Property and Equipment, Net [Abstract]
Property and Equipment, Net

6. PROPERTY AND EQUIPMENT, NET

	December 31,
	2010	2011
	US$	US$
Computer equipment	807	1,129
Leasehold improvements	594	624
Electronic equipment	148	261
Office equipment	142	189
Motor vehicles	—	50

Total	1,691	2,253
Less: accumulated depreciation	(710)	(1,175)

Property and equipment, net	981	1,078

The depreciation expense for property and equipment was US$245, US$346 and US$465 for the years ended December 31, 2009, 2010 and 2011, respectively.